ORGANIZATION AND OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
ORGANIZATION AND OPERATIONS
ORGANIZATION AND OPERATIONS

NOTE 1: ORGANIZATION AND OPERATIONS

ConnectM Technology Solutions, Inc. (the “Company”, “we” and/or “our”), a Delaware corporation, which conducts its operations through its subsidiaries, is a constellation of companies offering solutions to its customers for the (i) decarbonization of homes, critical infrastructure, and businesses through the deployment of energy management as a service offerings, weatherization, HVAC, solar, battery, and EV charging hardware all powered by our proprietary AI-driven energy intelligence platform, (ii) facilitation of business-to-business transportation for products using contracted drivers through its online and mobile last mile local delivery platform, and (iii) management of connected operations using its industrial internet of things (“IIoT”) platform. The Company also provides a managed solutions service offering that includes human resources management, procurement services, omnichannel marketing and lead generation services and access to working capital loans to improve operating efficiencies and enhance profitability. The platforms and software that are used to deliver the solutions harvest data that is transformed into insights that its customers are able to access and use for analysis and action. The Company earns revenue outside the United States from its Owned Service Network and Transportation segments.

The Company also offers physical products as part of its solutions offerings, including an AI-driven intelligent heat pump system for use in the decarbonization of homes and businesses solution and display clusters, digital control units and vehicle control units used in the management of connected operations solution.

Basis of presentation and principles of consolidation: On July 12, 2024, the Company consummated the Business Combination which was accounted for as a reverse recapitalization with Legacy ConnectM being deemed the accounting acquirer in the Business Combination based on an analysis of the criteria outlined in Accounting Standards Codification (“ASC”) 805, Business Combinations (“ASC 805”). Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy ConnectM issuing stock for the net assets of MCAC, accompanied by a recapitalization. The net assets of MCAC were stated at fair value, with no goodwill or other intangible assets recorded. While MCAC was the legal acquirer in the Business Combination, because Legacy ConnectM was deemed the accounting acquirer, the historical financial statements of Legacy ConnectM became the historical financial statements of the combined company, upon consummation of the Business Combination. As a result, the financial statements included in this report reflect (i) the historical operating results of Legacy ConnectM prior to the Business Combination; (ii) the combined results of MCAC and Legacy ConnectM following the closing of the Business Combination; (iii) the assets and liabilities of Legacy ConnectM at their historical cost; and (iv) the Company’s equity structure for all periods presented. For more details on the reverse recapitalization, see Note 5 to the Company’s Consolidated Financial Statements as presented in its Annual Report on Form 10-K for the year ended December 31, 2024 as filed with the SEC on August 4, 2025. As a result of the reverse recapitalization, all references to numbers of common shares and per common share data for 2024 in these unaudited condensed consolidated financial statements and related notes have been retroactively adjusted to account for the effect of the reverse recapitalization.

These condensed consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries, and its controlled subsidiaries over which the Company exercises majority board control; investment in joint ventures, in which the Company shares equal control with its partner, are accounted for under the equity method. Intercompany accounts, transactions, profits and losses have been eliminated in consolidation. Investments in entities where the Company holds at least a 20% ownership interest and has the ability to exercise significant influence, but not control, over the investee are accounted for using the equity method of accounting. These interim consolidated statements have been prepared pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”), which permit reduced disclosure for interim periods. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, changes in stockholders’ deficit, operating results and cash flows for the periods presented. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements included in the Company’s latest Annual Report on Form 10-K for the year ended December 31, 2024 and 2023, as filed with the SEC on August 4, 2025. The consolidated balance sheets as at December 31, 2024, was derived from audited annual financial statements but does not contain all of the footnote disclosures from the annual financial statements. The interim results for the three and nine months ended

September 30, 2025, are not necessarily indicative of the results to be expected for the year ending December 31, 2025, or for any future periods. Certain reclassifications have been made to the amounts in prior periods to conform to the current period’s presentation.

Any reference in these footnotes to the applicable guidance is meant to refer to the authoritative U.S. GAAP as found in the ASC and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

Amendments to Articles of Incorporation or Bylaws: Authorized Shares of Common Stock

On September 25, 2025, the Company filed a Certificate of Amendment (the “Amendment”) to the Company’s Second Amended and Restated Certificate of Incorporation with the Delaware Secretary of State. The Amendment had the effect of increasing the total number of authorized shares of the Company’s common stock, $0.0001 par value per share, from 100,000,000 to 250,000,000. The Amendment had no effect on the number of authorized shares of preferred stock. Accordingly, following the filing of the Amendment, effective September 25, 2025, the Company’s authorized capital stock consisted of 260,000,000 shares, representing (i) 250,000,000 shares of common stock, and (ii) 10,000,000 shares of preferred stock.

The Amendment was approved by the Company’s Board of Directors on August 13, 2025, and by the Company’s stockholders on September 24, 2025.

Correction of Previously Issued Financial Statements

Management of the Company determined on April 8, 2025, during the preparation of consolidated financial statements for the year ended December 31, 2024, that there were errors that were material to the Company’s previously issued interim consolidated financial statements for the quarterly period ended September 30, 2024 (the “Restated Period”), as included in the Company’s Quarterly Report on Form 10-Q for such period (the “Prior Filing”) and the Prior Filing needs to be restated. The Company’s Prior Filing, as well as any reports related to earnings releases, investor presentations or similar communications of the Company’s Prior Filing, should no longer be relied upon. These matters and the related restatement disclosures were previously included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024 and are also referenced in Exhibit 10.7 to this Quarterly Report on Form 10-Q.

Out-of-Period Adjustment

During the quarter ended September 30, 2025, the Company recorded an out of period adjustment amounting to $637,464, resulting in an increase in loss on extinguishment of debt and a corresponding increase in additional paid in capital. The adjustment were made to correct accounting for extinguishment for certain debts & vendor payables in the quarter ended June 30, 2025. The Company has evaluated the impact of this out-of-period adjustment, both quantitatively and qualitatively, and concluded that it is not material to the previously issued unaudited condensed consolidated financial statements and the adjustment is not expected to be material to the consolidated financial statements for the year ending December 31, 2025.

Non-controlling Interest

The portion of equity not owned by the Company in entities controlled and consolidated by the Company are presented as non-controlling interest and classified as a component of consolidated stockholders’ deficit, separate from total stockholders’ deficit on the Company’s consolidated balance sheets. The amount recorded is based on the non-controlling interest holders’ initial investment, adjusted to reflect the non-controlling interest holder’s share of earnings or losses from the Company controlled entity, and any distributions received or additional contributions made by the non-controlling interest holder. Changes to the Company’s ownership that do not result in a loss of control are accounted for as equity transactions.

The earnings or losses from the entity attributable to non-controlling interests are reflected in net income attributable to non-controlling interests on the accompanying consolidated statements of operations and comprehensive loss. All significant intercompany accounts, transactions, and profits and losses were eliminated in consolidation. These unaudited condensed consolidated interim financial statements are presented in United States Dollars (“USD” or $), which is the functional currency of the Company.

NOTE 1: ORGANIZATION AND OPERATIONS

ConnectM Technology Solutions, Inc. (the “Company”), a Delaware corporation, who conducts its operations through its subsidiaries, is a constellation of companies offering solutions to its customers for the (i) decarbonization of homes and businesses using its AI-driven energy intelligence platform, (ii) facilitation of business-to-business transportation for products using contracted drivers through its online and mobile last mile local delivery platform, and (iii) management of connected operations using its industrial internet of things (“IIoT”) platform. The Company also provides a managed solutions service offering that includes human resources management, procurement services, omnichannel marketing and lead generation services and access to working capital loans to improve operating efficiencies and enhance profitability. The platforms and software that are used to deliver the solutions harvest data that is transformed into insights that its customers are able to access and use for analysis and action. The Company earns revenue outside the United States from its Transportation segments.

The Company also offers physical products as part of its solutions offerings, including an AI-driven intelligent heat pump system for use in the decarbonization of homes and businesses solution and display clusters, digital control units and vehicle control units used in the management of connected operations solution.

On July 15, 2024 (the “Merger Closing Date”), Monterey Capital Acquisition Corporation (“MCAC”) consummated an Agreement and Plan of Merger (the “Merger Agreement”) with ConnectM Technology Solutions, Inc. (“Legacy ConnectM”). Pursuant to the Merger Agreement, MCAC acquired all of the issued and outstanding shares of common stock from the Legacy ConnectM shareholders (the “Business Combination”) in exchange for 14,500,000 shares of ConnectM’s common stock (the “Share Consideration”) (see Note 5). On the Merger Closing Date, and in connection with the closing of the Merger Agreement, MCAC changed its name to ConnectM Technology Solutions, Inc (“ConnectM”) and the Company’s common stock began trading on the Nasdaq under the ticker symbol CNTM.

In connection with the closing of the Business Combination, the then-outstanding shares of common stock of Legacy ConnectM, were converted into shares of the common stock of the Company at an exchange ratio of approximately 3.3214 shares of Company common stock for each share of Legacy ConnectM common stock (the “Exchange Ratio”)

Legacy ConnectM was deemed the accounting acquirer in the Business Combination based on an analysis of the criteria outlined in Accounting Standards Codification (“ASC”) 805, Business Combinations (“ASC 805”). The determination was primarily based on Legacy ConnectM’s shareholders prior to the Business Combination having a majority of the voting interests in the combined company, Legacy ConnectM’s ability to exert control over the majority of the board of directors of the combined company, Legacy ConnectM’s ability to maintain control of the board of directors on a go-forward basis, Legacy ConnectM’s senior management comprising the senior management of the combined company; and Legacy ConnectM’s operations prior to the Business Combination comprise the ongoing operations of the combined company. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy ConnectM issuing stock for the net assets of MCAC, accompanied by a recapitalization. The net assets of MCAC were stated at fair value, with no goodwill or other intangible assets recorded.

While MCAC was the legal acquirer in the Business Combination, because Legacy ConnectM was deemed the accounting acquirer, the historical financial statements of Legacy ConnectM became the historical financial statements of the combined company, upon consummation of the Business Combination. As a result, the financial statements included in this report reflect (i) the historical operating results of Legacy ConnectM prior to the Business Combination; (ii) the combined results of MCAC and Legacy ConnectM following the closing of the Business Combination; (iii) the assets and liabilities of Legacy ConnectM at their historical cost; and (iv) the Company’s equity structure for all periods presented.

Basis of presentation and principles of consolidation: The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and in accordance with the rules and regulations of the United States Securities and Exchange Commission and include the assets, liabilities, revenues, and expenses of all wholly owned subsidiaries over which the Company exercises control. All significant intercompany accounts, transactions and profits and losses were eliminated in consolidation. The Company also consolidated variable interest entities where it has been determined that the Company is the primary beneficiary of those entities’ operations. Any reference in these footnotes to the applicable guidance is meant to refer to the authoritative U.S. GAAP as found in the ASC and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

Noncontrolling Interest: The portion of equity not owned by the Company in entities controlled and consolidated by the Company are presented as noncontrolling interest and classified as a component of consolidated stockholders’ deficit, separate from total stockholders’ deficit on the Company’s consolidated balance sheets. The amount recorded is based on the noncontrolling interest holders’ initial investment, adjusted to reflect the noncontrolling interest holder’s share of earnings or losses from the Company controlled entity, and any distributions received or additional contributions made by the noncontrolling interest holder. The earnings or losses from the entity attributable to noncontrolling interests are reflected in net income attributable to noncontrolling interests on the accompanying consolidated statements of operations and comprehensive loss. All significant intercompany accounts, transactions, and profits and losses were eliminated in consolidation.